Debt	6 Months Ended	12 Months Ended
	Apr. 30, 2013	Oct. 31, 2012
Debt

9. Debt

A summary of borrowings under lines of credit and long-term debt as of the dates indicated is as follows:

In thousands	April 30, 2013	October 31, 2012
APAC credit facility	$14,885	$18,147
Americas credit facility	77,000	46,700
Americas term loan	14,000	15,500
EMEA lines of credit	37,093	7,742
U.S. senior notes	400,000	400,000
European senior notes	261,472	258,732
Capital lease obligations and other borrowings	9,492	11,148

	$813,942	$757,969

As of April 30, 2013, the Company’s credit facilities allowed for total cash borrowings and letters of credit of $329 million. The total maximum borrowings and actual availability fluctuate with the amount of assets comprising the borrowing base under certain of the credit facilities. At April 30, 2013, the Company had a total of $129 million of direct borrowings and $69 million in letters of credit outstanding. As of April 30, 2013, the effective availability for borrowings remaining under the Company’s credit facilities was $67 million, $18 million of which could also be used for letters of credit in the United States. In addition to the $67 million of effective availability for borrowings, the Company also had $64 million in additional capacity for letters of credit in EMEA and APAC as of April 30, 3013. Many of the Company’s debt agreements contain customary default provisions and restrictive covenants, including certain cross default provisions between the Americas credit facility and the Americas term loan. The Company is currently in compliance with such covenants.

On May 24, 2013, the Company entered into an amended and restated asset-based credit facility. This new facility covers a majority of the Company’s operations in both its Americas and APAC segments. As a result of this agreement, the APAC credit facility balances at April 30, 2013 of approximately $15 million were reclassified from current liabilities to non-current liabilities on the Company’s accompanying condensed consolidated balance sheet. For further details regarding the Company’s new credit agreement, refer to Note 14, “Subsequent Events.”

The estimated fair value of the Company’s borrowings under lines of credit and long-term debt as of April 30, 2013 was $833 million, compared to carrying value of $814 million. The fair value of the Company’s long-term debt is calculated based on the market price of the Company’s publicly traded U.S. senior notes and the trading price of the Company’s European senior notes, both of which are level 1 inputs, as well as the carrying values of the Company’s other debt obligations.

The carrying value of the Company’s trade accounts receivable and accounts payable approximates fair value due to their short-term nature. The fair value of the fixed assets is determined using a discounted cash flow model which requires level 3 inputs.

Note 7—Lines of Credit and Long-term Debt

A summary of lines of credit and long-term debt as of the dates indicated is as follows:

	October 31,
In thousands	2012	2011
APAC Credit Facility	$18,147	$18,335
Americas Credit Facility	46,700	21,042
Americas Term Loan	15,500	18,500
EMEA lines of credit	7,742	2,306
Senior Notes	400,000	400,000
European Senior Notes	258,732	282,925
Capital lease obligations and other borrowings	11,148	4,578

	$757,969	$747,686

At October 31, 2012, the Company’s credit facilities allowed for total maximum cash borrowings and letters of credit of $360 million. The total maximum borrowings and actual availability fluctuate with the amount of assets comprising the borrowing base under certain of the credit facilities. At October 31, 2012, the Company had a total of $73 million of direct borrowings and $86 million in letters of credit outstanding. The amount of availability for borrowings remaining as of October 31, 2012 was $154 million, $71 million of which could also be used for letters of credit in the United States. In addition to the $154 million of availability for borrowings, the Company also had $47 million in additional capacity for letters of credit in EMEA and APAC as of October 31, 2012. A description of each of the Company’s credit arrangements in the table above follows:

APAC Credit Facility:

In September 2011, the Company entered into a new $21 million ($20 million Australian dollars) credit facility specifically for APAC operations. The maturity date of this credit facility is October 31, 2013. Combined with certain remaining uncommitted borrowings, APAC has $31 million of aggregate borrowing capacity. At October 31, 2012, there were $18 million of direct borrowings (at an average interest rate of 5.3%) and $8 million in letters of credit outstanding. This facility contains customary default provisions and restrictive covenants for facilities of its type. As of October 31, 2012, the Company was in compliance with such covenants.

Americas Credit Facility:

In July 2009, the Company entered into a $200 million asset-based credit facility for its Americas’ operations. On August 27, 2010, the Company entered into an amendment to this credit facility (as amended, the “Americas Credit Facility”). The Americas Credit Facility is a $150 million facility (with the option to expand the facility to $250 million on certain conditions) and the amendment, among other things, extended the maturity date of the Americas Credit Facility to August 27, 2014. The Americas Credit Facility includes a $103 million sublimit for letters of credit and bears interest at a rate of LIBOR plus a margin of 2.5% to 3.0% (currently at 4.4%), depending upon usage. At October 31, 2012, there were $47 million of direct borrowings and $31 million in letters of credit outstanding under the Americas Credit Facility.

The Americas Credit Facility is guaranteed by Quiksilver, Inc. and certain of its domestic and Canadian subsidiaries. The Americas Credit Facility is secured by a first priority interest in the Company’s U.S. and Canadian accounts receivable, inventory, certain intangibles, a second priority interest in substantially all other personal property and a second priority pledge of shares of certain of its domestic subsidiaries. The borrowing base is limited to certain percentages of eligible accounts receivable and inventory from participating subsidiaries. The Americas Credit Facility contains customary default provisions, including cross default provisions against the Americas Term Loan and other material indebtedness, and restrictive covenants for facilities of its type. As of October 31, 2012, the Company was in compliance with such covenants in the Americas Credit Facility and had obtained a waiver for one covenant in the Americas Term Loan where we were not in compliance.

Americas term loan:

In October 2010, the Company entered into a $20 million term loan for its Americas’ operations. The maturity date of this term loan is August 27, 2014. The term loan has minimum principal repayments of $1.5 million due on June 30 and December 31 of each year, until the principal balance is reduced to $14 million. The term loan bears interest at LIBOR plus 5.0% (currently 5.3%). The term loan is guaranteed by Quiksilver, Inc. and secured by a first priority interest in substantially all assets, excluding accounts receivable and inventory, of certain of its domestic subsidiaries and a second priority interest in the accounts receivable and inventory of certain of its domestic subsidiaries, in which the lenders under the Americas Credit Facility have a first-priority security interest. The term loan contains customary default provisions and restrictive covenants for loans of its type. As of October 31, 2012, the Company was in compliance with certain of these covenants and obtained the appropriate waiver for one covenant where we were not in compliance. The balance outstanding on the Americas term loan at October 31, 2012 was $15.5 million.

EMEA lines of credit:

The Company has various lines of credit from several banks in Europe that provide up to $89 million of available capacity for borrowings and an additional $89 million of available capacity for letters of credit. At October 31, 2012, there were $8 million of direct borrowings (at an average borrowing rate of 1%) and $47 million in letters of credit outstanding under these lines of credit.

Senior Notes:

In July 2005, the Company issued the Senior Notes, which bear a coupon interest rate of 6.875%, were issued at par value, and are due April 15, 2015. The Senior Notes are guaranteed on a senior unsecured basis by each of the Company’s domestic subsidiaries that guarantee any of its indebtedness or its subsidiaries’ indebtedness, or are obligors under the Americas Credit Facility (the “Guarantors”). The Company may redeem some or all of the Senior Notes at fixed redemption prices as set forth in the indenture related to such Senior Notes.

The Senior Notes indenture includes covenants that limit the Company’s ability to, among other things: incur additional debt; pay dividends on its capital stock or repurchase its capital stock; make certain investments; enter into certain types of transactions with affiliates; cause its restricted subsidiaries to pay dividends or make other payments to the Company; use assets as security in other transactions; and sell certain assets or merge with or into other companies. If the Company experiences a change of control (as defined in the indenture), it will be required to offer to purchase the Senior Notes at a purchase price equal to 101% of their principal amount, plus accrued and unpaid interest. As of October 31, 2012, the Company was in compliance with these covenants. In addition, the Company has approximately $3 million in unamortized debt issuance costs related to the Senior Notes included in other assets as of October 31, 2012.

European Senior Notes:

In December 2010, the Company issued the European Senior Notes, which bear a coupon interest rate of 8.875% and are due December 15, 2017. The European Senior Notes were issued at par value in a private offering that was exempt from the registration requirements of the Securities Act of 1933, as amended (the “Securities Act”). The European Senior Notes were offered within the United States only to qualified institutional buyers in accordance with Rule 144A under the Securities Act and outside the United States only to non-U.S. investors in accordance with Regulation S under the Securities Act. The European Senior Notes will not be registered under the Securities Act or the securities laws of any other jurisdiction.

The European Senior Notes are general senior obligations and are fully and unconditionally guaranteed on a senior unsecured basis by Quiksilver, Inc. and certain of its current and future U.S. and non-U.S. subsidiaries, subject to certain exceptions. The Company may redeem some or all of the European Senior Notes at fixed redemption prices as set forth in the indenture related to such European Senior Notes. The European Senior Notes indenture includes covenants that limit the Company’s ability to, among other things: incur additional debt; pay dividends on its capital stock or repurchase its capital stock; make certain investments; enter into certain types of transactions with affiliates; cause its restricted subsidiaries to pay dividends or make other payments to Quiksilver, Inc.; use assets as security in other transactions; and sell certain assets or merge with or into other companies. As of October 31, 2012, the Company was in compliance with these covenants.

The Company used the proceeds from the European Senior Notes to repay its then existing European term loans and to pay related fees and expenses. As a result, the Company recognized non-cash, non-operating charges during the fiscal year ended October 31, 2011 of approximately $14 million, included in interest expense, to write-off the deferred debt issuance costs related to such term loans. The Company capitalized approximately $6 million of debt issuance costs associated with the issuance of the European Senior Notes, which are being amortized into interest expense over the seven-year term of the European Senior Notes.

In July 2009, the Company entered into the $153 million five-year senior secured term loans with Rhône Capital LLC (“Rhône”). In connection with these term loans, the Company issued warrants to purchase approximately 25.7 million shares of its common stock, representing 19.99% of the outstanding equity of the Company at the time, with an exercise price of $1.86 per share. In June 2010, the Company entered into a debt-for-equity exchange agreement with Rhône. Pursuant to such agreement, a combined total of $140 million of principal balance outstanding under the Rhône senior secured term loans was exchanged for 31.1 million shares of the Company’s common stock, which represents an exchange price of $4.50 per share. The exchange closed in August 2010, which reduced the outstanding balance under the Rhône senior secured term loans to approximately $24 million. Upon closing of the $20 million term loan in its Americas segment, the Company used the proceeds from such term loan, together with cash on hand, to repay the remaining amounts outstanding under the Rhône senior secured term loans. As a result of the debt-for-equity exchange and the subsequent repayment of the remaining amounts outstanding under the Rhône senior secured term loans, the Company recognized approximately $33 million in interest expense during fiscal 2010 to write-off the deferred debt issuance costs capitalized in connection with the issuance of the Rhône senior secured term loans, as well as the debt discount recorded upon the issuance of the warrants associated with such senior secured term loans.

The Company also had approximately $11 million in capital leases and other borrowings as of October 31, 2012.

Principal payments on all long-term debt obligations, including capital leases, are due by fiscal year according to the table below.

In thousands
2013	$36,794
2014	60,934
2015	400,510
2016	999
2017	—
Thereafter	258,732

$757,969

The estimated fair values of the Company’s lines of credit and long-term debt are as follows:

	October 31, 2012
In thousands	Carrying Amount	Fair Value
Lines of credit	$18,147	$18,147
Long-term debt	739,822	737,525

	$757,969	$755,672

The fair value of the Company’s long-term debt is calculated based on the market price of the Company’s publicly traded Senior Notes, the trading price of the Company’s European Senior Notes and the carrying values of the Company’s other debt obligations.